Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions	1 Months Ended
	May 30, 2022 ZAR (R)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	May 30, 2022 USD ($)
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 2,500
Term of facility	Four years
R2.5 Billion Facility - Sustainability Linked | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.40%				2.40%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 400
Term of facility	Four years
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 1,500
Term of facility	Six years, six months
R1.5 billion facility - Green Term Loan | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.65%				2.65%
R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured | R			R 2,000
Term of facility			Four years
US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured		$ 400
Term of facility		Three years
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured				$ 24
Term of facility				Four years
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				3.20%
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 100
Term loan | US$400 million facility - Sustainability Linked | SOFR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.85%				2.85%
Term loan | R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured | R			R 600
Term loan | R2 Billion Facility (Secured Loan) (matured) | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.90%
Term loan | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured		$ 200
Term loan | US$400 million facility secured loan (matured) | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		3.10%
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 300
Revolving credit facility | US$400 million facility - Sustainability Linked | SOFR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.70%				2.70%
Revolving credit facility | R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured | R			R 1,400
Revolving credit facility | R2 Billion Facility (Secured Loan) (matured) | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.80%
Revolving credit facility | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured		$ 200
Revolving credit facility | US$400 million facility secured loan (matured) | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.90%